SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

On September 26, 2025, the Company received from the U.S. Securities and Exchange Commission (the “SEC”) an order suspending trading in the Company’s securities for the period from 4:00 a.m. EDT on September 29, 2025, through 11:59 p.m. EDT on October 10, 2025, which order is available at https://www.sec.gov/enforcement-litigation/trading-suspensions. On September 30, 2025, the Company received an information request from The Nasdaq Stock Market LLC (“Nasdaq”) for certain information and documents. The Company has not participated in any price manipulation activity and will fully cooperate with both the SEC and Nasdaq.

On June 17, 2026, the Company received a Staff Delisting Determination (the “Staff Determination”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”), Nasdaq has determined to delist the Company’s securities pursuant to its discretionary authority contained in Nasdaq Listing Rule IM-5101-4. In addition, Nasdaq asserts that the Company’s delay in filing its Form 20-F for the fiscal year ended September 30, 2025 serves as an independent basis for delisting under Listing Rule 5250(c)(1).

On June 23, 2026, the Company confirmed the receipt of the Staff Determination and stated the Company’s intention for an appeal by requesting an oral hearing before the Nasdaq Hearings Panel under Rule 5815.

The Company has assessed all events from September 30, 2025, through September 9, 2026 which is the date that these consolidated financial statements are available to be issued. Except for the above, there are not any material subsequent events that require disclosure in these consolidated financial statements.